Declaration of Distributions - Additional Information (Detail) - $ / shares					12 Months Ended
	Sep. 27, 2023	Aug. 22, 2023	Feb. 01, 2023	Jan. 17, 2023	Dec. 31, 2022
Class A Common stock
Dividend Declared [Line Items]
Common stock per share outstanding per day declared	$ 0.05096	$ 0.04932	$ 0.00164	$ 0.00164	$ 0.00164
Cash distribution record date start			Mar. 01, 2023	Feb. 01, 2023	Jan. 01, 2023
Cash distribution record date end	Oct. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023
Class T Common stock
Dividend Declared [Line Items]
Common stock per share outstanding per day declared	$ 0.05096	$ 0.04932	$ 0.00164	$ 0.00164	$ 0.00164
Cash distribution record date start			Mar. 01, 2023	Feb. 01, 2023	Jan. 01, 2023
Cash distribution record date end	Oct. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023